Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Right-of-use Assets And Lease Liabilities
2024	$ 25,958
2025	15,332
2026	4,992
Minimum net lease payments	46,282
Less: Present value discount	(7,149)
Total Obligations under operating leases and financial liability (current and non-current portion)	$ 39,133